Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	$ 13,688	$ 13,922	$ 14,570
Less: Intragroup transactions	(718)	(792)	(1,039)
Revenues	12,970	13,130	13,531
Operating EBITDA	2,460	2,378	2,685
Less: Depreciation and amortization	1,117	1,045	982
Operating earnings before other expenses, net	1,343	1,333	1,703
Other expenses, net	(1,779)	(347)	(296)
Financial expense	(777)	(711)	(722)
Other financing items, net	(110)	(71)	(2)
Revenues (including intragroup transactions), discontinued operations	189	572
Operating EBITDA, discontinued operations	14	89
Less: Depreciation and amortization, discontinued operations	9	51
Operating earnings before other expenses, net, discontinued operations	5	38
Other expenses, net, discontinued operations	(5)	1
Revenues (including intragroup transactions), continuing and discontinued operations	13,877	14,494	15,438
Less: Intragroup transactions, continuing and discontinued operations	(718)	(792)	(1,039)
Revenues, continuing and discontinued operations	13,159	13,702	14,399
Operating EBITDA, continuing and discontinued operations	2,474	2,467	2,832
Less: Depreciation and amortization, continuing and discontinued operations	1,126	1,096	1,053
Operating earnings before other expenses, net, continuing and discontinued operations	1,348	1,371	1,779
Other expenses, net, continuing and discontinued operations	(1,784)	(346)	(297)
Financial expense, continuing and discontinued operations	(777)	(711)	(724)
Other financing items, net, continuing and discontinued operations	(110)	(71)	(2)
Discontinued Operations [member]
Disclosure of operating segments [line items]
Revenues	189	572	868
Revenues (including intragroup transactions), discontinued operations			868
Operating EBITDA, discontinued operations			147
Less: Depreciation and amortization, discontinued operations			71
Operating earnings before other expenses, net, discontinued operations			76
Other expenses, net, discontinued operations			(1)
Financial expense, discontinued operations			(2)
Mexico [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	2,812	2,897	3,302
Less: Intragroup transactions	(134)	(105)	(91)
Revenues	2,678	2,792	3,211
Operating EBITDA	931	969	1,217
Less: Depreciation and amortization	148	159	148
Operating earnings before other expenses, net	783	810	1,069
Other expenses, net	(46)	(48)	(33)
Financial expense	(31)	(36)	(32)
Other financing items, net	(4)	(1)	(3)
United States [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	3,994	3,780	3,614
Less: Intragroup transactions	(1)
Revenues	3,993	3,780	3,614
Operating EBITDA	747	629	686
Less: Depreciation and amortization	440	392	369
Operating earnings before other expenses, net	307	237	317
Other expenses, net	(1,350)	(22)	(18)
Financial expense	(53)	(64)	(53)
Other financing items, net	(20)	(13)	(11)
United Kingdom [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	739	749	773
Revenues	739	749	773
Operating EBITDA	88	119	117
Less: Depreciation and amortization	67	69	67
Operating earnings before other expenses, net	21	50	50
Other expenses, net	(73)	(2)	(7)
Financial expense	(9)	(11)	(12)
Other financing items, net	(77)	(17)	(22)
France [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	795	869	895
Revenues	795	869	895
Operating EBITDA	76	94	91
Less: Depreciation and amortization	49	48	50
Operating earnings before other expenses, net	27	46	41
Other expenses, net	(1)	(4)	(47)
Financial expense	(12)	(11)	(13)
Other financing items, net	3
Germany [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	489	439	429
Less: Intragroup transactions	(37)	(25)	(75)
Revenues	452	414	354
Operating EBITDA	67	65	37
Less: Depreciation and amortization	28	28	28
Operating earnings before other expenses, net	39	37	9
Other expenses, net	(3)	3	(8)
Financial expense	(2)	(3)	(3)
Other financing items, net	(3)	(4)	(4)
Spain [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	319	319	334
Less: Intragroup transactions	(16)	(25)	(47)
Revenues	303	294	287
Operating EBITDA	25	16	13
Less: Depreciation and amortization	39	34	33
Operating earnings before other expenses, net	(14)	(18)	(20)
Other expenses, net	(195)	(8)	(16)
Financial expense	(3)	(2)	(3)
Other financing items, net	(9)	2	3
Rest of EMEAA [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	959	958	1,090
Less: Intragroup transactions	(16)	(14)	(51)
Revenues	943	944	1,039
Operating EBITDA	149	132	157
Less: Depreciation and amortization	81	71	72
Operating earnings before other expenses, net	68	61	85
Other expenses, net	(27)	(7)	(12)
Financial expense	(5)	(7)	(6)
Other financing items, net	(22)	26	(5)
Colombia [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	404	504	524
Revenues	404	504	524
Operating EBITDA	86	90	97
Less: Depreciation and amortization	25	29	29
Operating earnings before other expenses, net	61	61	68
Other expenses, net	(14)	(21)	6
Financial expense	(5)	(4)	(7)
Other financing items, net	(13)	(3)	(22)
Panama [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	80	181	222
Less: Intragroup transactions	(7)	(2)
Revenues	73	179	222
Operating EBITDA	12	48	66
Less: Depreciation and amortization	16	17	17
Operating earnings before other expenses, net	(4)	31	49
Other expenses, net	(19)	(9)	(3)
Financial expense	(1)	(1)	(1)
Other financing items, net	1
Caribbean TCL [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	251	248	254
Less: Intragroup transactions	(7)	(8)	(5)
Revenues	244	240	249
Operating EBITDA	65	56	58
Less: Depreciation and amortization	22	23	19
Operating earnings before other expenses, net	43	33	39
Other expenses, net	(9)	(2)	(15)
Financial expense	(6)	(6)	(3)
Other financing items, net	(8)	(4)	(2)
Dominican Republic [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	229	245	218
Less: Intragroup transactions	(11)	(17)	(16)
Revenues	218	228	202
Operating EBITDA	84	84	61
Less: Depreciation and amortization	8	9	10
Operating earnings before other expenses, net	76	75	51
Other expenses, net	(5)	(1)	(1)
Financial expense	(1)		(1)
Other financing items, net	4		2
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	508	511	590
Less: Intragroup transactions	(17)	(17)	(20)
Revenues	491	494	570
Operating EBITDA	124	107	133
Less: Depreciation and amortization	19	20	21
Operating earnings before other expenses, net	105	87	112
Other expenses, net	(41)	(60)	(7)
Financial expense	(2)	(3)	(3)
Other financing items, net	15	(6)	14
Philippines [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	398	458	448
Revenues	398	458	448
Operating EBITDA	118	117	93
Less: Depreciation and amortization	46	38	36
Operating earnings before other expenses, net	72	79	57
Other expenses, net	(1)	1	(3)
Financial expense	2	6	(2)
Other financing items, net	2	4	(4)
Israel [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	754	660	630
Revenues	754	660	630
Operating EBITDA	115	89	87
Less: Depreciation and amortization	28	23	21
Operating earnings before other expenses, net	87	66	66
Other expenses, net			0
Financial expense	(4)	(2)	(3)
Other financing items, net	1	1	(1)
Other Locations [member]
Disclosure of operating segments [line items]
Revenues (including intragroup transactions)	957	1,104	1,247
Less: Intragroup transactions	(472)	(579)	(734)
Revenues	485	525	513
Operating EBITDA	(227)	(237)	(228)
Less: Depreciation and amortization	101	85	62
Operating earnings before other expenses, net	(328)	(322)	(290)
Other expenses, net	5	(167)	(132)
Financial expense	(645)	(567)	(580)
Other financing items, net	$ 20	$ (56)	$ 53